Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related Party Transactions
18.	RELATED PARTY TRANSACTIONS

Compensation to key management personnel were as follows:

	2020	2019	2018

Salaries	$1,501,058	$1,251,277	$1,216,250
Share-based payments (1)	2,144,930	2,135,579	2,449,683

Total	$3,645,988	$3,386,856	$3,665,933

(1) Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.

All transactions with related parties have occurred in the normal course of operations and are measured at the exchange amounts, which are the amounts of consideration established and agreed to by the related parties.